Finance Income	12 Months Ended
Dec. 31, 2023
Finance Income [Abstract]
Finance Income	Finance Income

	December 31,
	2023	2022	2021
	£’000	£’000	£’000
Bank interest income	16,628	5,681	26
	16,628	5,681	26
See note 27 for details of the various short-term bank deposit transactions entered into by the Group over the twelve month periods ended December 31, 2023 and 2022 respectively.